General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2020
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Schedule of General and Administrative Expenses

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Consulting fees	36	84	84	165
Professional fees	46	26	81	35
Management fees	140	185	256	373
Investor relations	11	11	14	27
Filing fees	12	17	21	28
Salaries and benefits	93	147	168	278
General office expenses	21	48	40	147
Total	359	518	664	1,053